UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

ANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Important Tax Information
33	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Money Market Fund, covering the 12-month period from June 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S. Treasury securities fared well over the first half of the reporting period when long-term interest rates fell amid robust demand from global investors, but returns moderated in early 2015 amid heightened market volatility stemming from renewed domestic economic concerns and expectation of higher short-term interest rates in the months ahead.Yet, yields of money market instruments remained steady throughout the reporting period, anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, labor markets remain strong, energy prices have climbed from previous lows, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. Nonetheless, we believe short-term interest rates may remain near current levels at least until later in 2015, and any eventual rate hikes may be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014 through May 31, 2015, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2015, Dreyfus Municipal Money Market Fund, Inc. produced a yield of 0.00%.Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

An uneven economic recovery produced volatility for long-term interest rates over the reporting period, but short-term interest rates remained steady near historical lows as the Federal Reserve Board (the “Fed”) left unchanged its target for the federal funds rate. Consequently, yields of tax-exempt money market instruments remained near zero percent.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

If we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

extend the fund’s average maturity to maintain then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term, interest-rate trends and future supply-and-demand considerations.

Accommodative Fed Policy Kept Yields Low

The U.S. economy recovered strongly over the first half of the reporting period amid strengthening labor markets, low inflation, and increased manufacturing activity. Nonetheless, long-term interest rates defied many analysts’ expectations, falling due to a supply-and-demand imbalance when global investors seeking more competitive yields among sovereign bonds flocked to U.S.Treasury securities.This trend began to reverse over the reporting period’s second half: longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. An economic soft patch during the winter of 2015 caused yields to moderate temporarily, but long-term rates resumed their climb when growth reaccelerated in the spring. Despite these developments, short-term rates remained steady near historical lows as the Fed maintained the federal funds rate in a range between 0% and 0.25%.

Meanwhile, technical factors generally proved favorable throughout the reporting period. Investor demand remained robust while the supply of new municipal money market instruments stayed low as tax receipts climbed and the need for short-term financing diminished. Despite isolated pockets of weakness, municipal credit quality generally continued to improve when many states and local governments balanced their budgets and replenished reserves. In particular, state general funds have shown consecutive quarters of growth in personal income taxes and sales taxes, both important sources of revenue.

Focus on Quality and Liquidity

As we have for some time, we retained the fund’s focus on instruments with strong liquidity characteristics, including variable rate demand notes (VRDNs) on which yields are reset weekly.As part of our risk management strategy, we maintained broad diversification across municipal issuers and instruments backed by third parties. For example, we have identified stable credits among state general obligation bonds;

essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

We have continued to maintain a short weighted average maturity compared to historical averages, as narrow yield differences along the market’s maturity range provided little incentive to assume the incremental risks of longer dated instruments.

Fed: Neither Patient nor Impatient

The Fed has reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect rate hikes to begin later this year, those increases are likely to be modest and gradual. Meanwhile, the outlook for higher yields and money market reforms could move the one-year note index off historical lows, and we will carefully monitor the upcoming note issuance season for evidence of this trend. As for now, in our judgment, the prudent course for fund management continues to be an emphasis on preservation of capital and liquidity.

June 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

Expenses paid per $1,000†	$.50
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

Expenses paid per $1,000†	$.50
Ending value (after expenses)	$1,024.43

† Expenses are equal to the fund’s annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2015

Short-Term	Coupon	Maturity	Principal
Investments—101.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.8%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.08	6/1/15	8,100,000	[a]	8,100,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.13	6/7/15	4,000,000	[a]	4,000,000
California—2.1%
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC;
Comerica Bank)	0.18	6/7/15	2,215,000	[a]	2,215,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.14	6/7/15	4,610,000	[a]	4,610,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.18	6/7/15	2,310,000	[a]	2,310,000
Colorado—3.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129 X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.44	6/7/15	2,500,000	[a,b,c]	2,500,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.11	6/7/15	11,000,000	[a,b,c]	11,000,000
Connecticut—.6%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.26	6/7/15	380,000	[a]	380,000
Farmington,
GO Notes, Refunding	2.00	9/15/15	2,060,000		2,068,796

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Delaware—3.9%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.10	6/7/15	15,000,000	[a]	15,000,000
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/15	2,000,000		2,008,014
District of Columbia—1.8%
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue, CP (LOC; JPMorgan
Chase Bank)	0.08	7/27/15	8,000,000		8,000,000
Florida—12.8%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.14	6/7/15	7,200,000	[a,b,c]	7,200,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.12	6/7/15	19,300,000	[a]	19,300,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic
Health System)	0.10	6/10/15	6,000,000		6,000,000
Gainesville,
Utilities System Revenue, CP
(Liquidity Facility;
Bayerische Landesbank)	0.13	6/18/15	3,000,000		3,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.30	6/7/15	4,000,000	[a]	4,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank NA)	0.10	6/10/15	5,000,000		5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Palm Beach County,
Public Improvement Revenue
(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust
(Series DB-184)
(Liquidity Facility;
Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.24	6/7/15	3,905,000	[a,b,c]	3,905,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.20	6/7/15	1,815,000	[a]	1,815,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	7/9/15	3,000,000		3,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.10	9/10/15	3,000,000		3,000,000
Georgia—3.0%
Bartow County Development
Authority, Revenue (VMC
Specialty Alloys LLC Project)
(LOC; Comerica Bank)	0.18	6/7/15	3,255,000	[a]	3,255,000
Fulton County Development
Authority, Revenue (King’s
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.11	6/7/15	8,500,000	[a]	8,500,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.15	6/7/15	1,580,000	[a]	1,580,000
Illinois—3.2%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.09	6/7/15	6,535,000	[a]	6,535,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.12	6/7/15	7,370,000	[a]	7,370,000
Indiana—2.4%
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.17	6/7/15	10,500,000	[a]	10,500,000
Iowa—2.7%
Iowa,
Special Obligation Revenue
(IJOBS Program)	5.00	6/1/15	1,000,000		1,000,000
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.14	6/7/15	11,000,000	[a]	11,000,000
Kansas—1.1%
Wichita,
GO Temporary Notes	0.30	10/15/15	5,000,000		5,000,447
Kentucky—1.3%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1314) (Kentucky
Economic Development Finance
Authority, Revenue (Catholic
Health Initiatives))
(Liquidity Facility;
Deutsche Bank AG)	0.21	6/7/15	5,720,000	[a,b,c]	5,720,000
Louisiana—2.5%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.18	6/7/15	1,500,000	[a]	1,500,000
Ascension Parish,
Revenue, CP (BASF SE)	0.23	8/14/15	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.10	6/7/15	4,500,000	[a]	4,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—1.4%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.16	6/7/15	800,000	[a]	800,000
Frederick County,
Consolidated Public
Improvement GO	4.00	2/1/16	460,000		471,008
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.07	7/2/15	5,000,000		5,000,000
Massachusetts—1.4%
Massachusetts Development
Finance Agency, Revenue
(New Bedford Waste Issue)
(LOC; U.S. Bank NA)	0.10	6/7/15	2,225,000	[a]	2,225,000
Massachusetts School Building
Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	4,000,000		4,024,040
Minnesota—2.2%
North Saint Paul-Maplewood-Oakdale
Independent School District
Number 622, GO Aid
Anticipation Certificates
of Indebtedness	2.00	9/15/15	1,500,000		1,508,095
Rochester,
Health Care Facilities
Revenue, CP
(Mayo Foundation)	0.10	6/9/15	5,000,000		5,000,000
Southern Minnesota
Municipal Power Agency,
Power Supply System
Revenue, CP (Liquidity
Facility; U.S. Bank NA)	0.07	7/6/15	3,000,000		3,000,000
Missouri—.2%
Missouri Board of Public
Buildings, Special Obligation
Revenue	5.00	10/1/15	830,000		842,981

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—.5%
Clark County,
GO Notes, Refunding (Las Vegas
Convention and
Visitors Authority)	5.00	7/1/15	1,000,000		1,003,996
Nevada,
GO Notes (Water Pollution
Control Revolving Fund
Matching Bonds)	2.00	8/1/15	1,000,000		1,003,114
New Hampshire—3.3%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.13	6/1/15	14,600,000	[a]	14,600,000
New Jersey—.6%
Little Falls Township,
GO Notes, (BAN and Tax Appeal
Refunding BAN)	1.00	12/18/15	2,447,000		2,452,728
New York—4.4%
New York City,
GO Notes (LOC; Sumitomo Mitsui
Banking Corporation)	0.10	6/7/15	11,000,000	[a]	11,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Bank, Ltd.)	0.06	6/1/15	2,735,000	[a]	2,735,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Royal
Bank of Canada)	0.10	6/1/15	5,700,000	[a]	5,700,000
North Carolina—2.1%
North Carolina,
LOR, Refunding (Citigroup
ROCS, Series RR II R-14089)
(Liquidity Facility; Citibank NA)	0.11	6/7/15	2,800,000	[a,b,c]	2,800,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children’s Center, Inc.)
(LOC; Bank of America)	0.11	6/7/15	1,500,000	[a]	1,500,000
North Carolina Medical Care
Commission, Health Care Facilities
First Mortgage Revenue
(Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.10	6/7/15	5,035,000	[a]	5,035,000
North Dakota—.7%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	4/1/16	3,000,000		3,017,450
Ohio—2.3%
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.19	6/7/15	1,635,000	[a]	1,635,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.19	6/7/15	1,685,000	[a]	1,685,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	7,000,000		7,010,500
Pennsylvania—7.2%
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin Project)
(LOC; Wells Fargo Bank)	0.28	6/7/15	1,000,000	[a]	1,000,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)
(LOC; M&T Trust)	0.40	6/7/15	720,000	[a]	720,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.28	6/7/15	1,000,000	[a]	1,000,000

TheF und 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program)
(LOC; M&T Trust)	0.15	6/7/15	1,795,000	[a]	1,795,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.25	6/7/15	11,800,000	[a]	11,800,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.19	6/7/15	4,300,000	[a]	4,300,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children’s
Hospital of Philadelphia
Project) (Liquidity Facility;
Wells Fargo Bank)	0.10	6/1/15	2,000,000	[a]	2,000,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.10	6/7/15	7,000,000	[a,b,c]	7,000,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.35	6/7/15	895,000	[a]	895,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC;
M&T Trust)	0.36	6/7/15	920,000	[a]	920,000
South Carolina—.7%
Oconee County School District,
GO Notes	5.00	3/1/16	3,000,000		3,107,607

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—9.9%
Blount County Public Building
Authority, Local Government
Public Improvement
Revenue (Liquidity
Facility; Branch Banking
and Trust Co.)	0.10	6/7/15	13,275,000	[a]	13,275,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee
Municipal Bond Fund)
(LOC; Bank of America)	0.13	6/7/15	6,555,000	[a]	6,555,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.10	6/4/15	9,500,000		9,500,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Sumitomo
Mitsui Trust Bank, Ltd.)	0.07	6/4/15	5,000,000		5,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Sumitomo
Mitsui Trust Bank, Ltd.)	0.09	7/21/15	5,000,000		5,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility; Sumitomo
Mitsui Trust Bank, Ltd.)	0.09	7/22/15	4,000,000		4,000,000
Texas—11.6%
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.10	7/15/15	7,405,000		7,405,000
Dallas,
GO Notes (Equipment
Acquisition Contractual
Obligations)	5.00	8/15/15	800,000		808,006
Denton County,
GO Notes, Refunding
(Permanent
Improvement Bonds)	2.00	7/15/15	705,000		706,525

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
El Paso,
Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.06	6/16/15	4,000,000		4,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan
Chase Bank and LOC;
Permanent School Fund
Guarantee Program)	0.10	6/11/15	5,400,000		5,400,000
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays
Bank PLC)	0.09	6/7/15	6,200,000	[a]	6,200,000
Port of Port Arthur Navigation
District, Revenue (BASF
Corporation Project)	0.18	6/7/15	4,500,000	[a]	4,500,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.23	8/14/15	5,000,000		5,000,000
San Antonio Independent School
District, CP (Liquidity
Facility; Royal Bank of Canada)	0.10	6/11/15	4,050,000		4,050,000
Texas,
GO Notes (Veterans’ Housing
Assistance Program) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.12	6/7/15	8,000,000	[a]	8,000,000
University of Texas System Board
of Regents, Financing System
Revenue	0.08	6/7/15	4,000,000	[a]	4,000,000
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/15	600,000		606,114

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utah—2.1%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.09	6/1/15	9,200,000	[a]	9,200,000
Virginia—2.2%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation, Inc.)
(LOC; Bank of America)	0.10	6/7/15	6,310,000	[a]	6,310,000
Alexandria Industrial Development
Authority, Revenue (Institute for
Defense Analyses Project) (LOC;
Branch Banking and Trust Co.)	0.11	6/7/15	3,375,000	[a]	3,375,000
Washington—.6%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.17	6/7/15	2,510,000	[a]	2,510,000
Wisconsin—3.9%
Door County Housing Authority,
Housing Revenue (Big Hill
Regency House Project)
(LOC; FHLB)	0.15	6/7/15	1,645,000	[a]	1,645,000
Middleton,
Note Anticipation Notes	1.50	12/15/15	2,500,000		2,500,000
Plymouth,
IDR (Wisconsin Plastic
Products, Inc. Project)
(LOC; FHLB)	0.15	6/7/15	1,070,000	[a]	1,070,000
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	7/23/15	3,000,000		3,003,422
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	3,000,000		3,008,853

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin,
Transportation Revenue	5.00	7/1/15	750,000	752,966
Wisconsin Health and Educational
Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.10	7/6/15	5,000,000	5,000,000
Wyoming—.5%
Uinta County,
PCR, Refunding (Chevron
U.S.A. Inc. Project)	0.06	6/1/15	2,100,000 [a]	2,100,000
Total Investments (cost $442,939,662)			101.1%	442,939,662
Liabilities, Less Cash and Receivables			(1.1%)	(4,823,831)
Net Assets			100.0%	438,115,831

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities amounted to $40,125,000 or 9.2% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	16.9	Transportation Services	5.5
Education	13.4	County	4.8
Industrial	11.3	Resource Recovery	3.3
Housing	8.7	Pollution Control	2.9
City	7.6	State/Territory	2.7
Special Tax	6.4	Other	5.3
Utility-Water and Sewer	6.2
Utility-Electric	6.1		101.1

†	Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	442,939,662	442,939,662
Cash		172,906
Interest receivable		561,625
Prepaid expenses		16,692
		443,690,885
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		60,372
Payable for investment securities purchased		5,443,806
Accrued expenses		70,876
		5,575,054
Net Assets ($)		438,115,831
Composition of Net Assets ($):
Paid-in capital		438,115,831
Net Assets ($)		438,115,831
Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		438,151,297
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2015

Investment Income ($):
Interest Income	492,833
Expenses:
Management fee—Note 2(a)	2,311,906
Shareholder servicing costs—Note 2(b)	237,940
Professional fees	68,403
Registration fees	43,161
Custodian fees—Note 2(b)	41,613
Directors’ fees and expenses—Note 2(c)	35,492
Prospectus and shareholders’ reports	17,125
Miscellaneous	36,219
Total Expenses	2,791,859
Less—reduction in expenses due to undertaking—Note 2(a)	(2,299,022)
Less—reduction in fees due to earnings credits—Note 2(b)	(124)
Net Expenses	492,713
Investment Income—Net, representing net increase
in net assets resulting from operations	120

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2015	2014
Operations ($):
Investment Income-Net, representing net
increase in net assets resulting from operations	120	123
Dividends to Shareholders from ($):
Investment income—net	(120)	(123)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	889,986,836	906,256,478
Dividends reinvested	108	113
Cost of shares redeemed	(905,777,730)	(950,102,519)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(15,790,786)	(43,845,928)
Total Increase (Decrease) in Net Assets	(15,790,786)	(43,845,928)
Net Assets ($):
Beginning of Period	453,906,617	497,752,545
End of Period	438,115,831	453,906,617

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2015		2014		2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.03		.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60		.61		.62		.64		.65
Ratio of net expenses
to average net assets	.11		.14		.23		.18		.30
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.03		.05
Net Assets, end of period ($ x 1,000)	438,116		453,907		497,753		419,287		476,210

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	442,939,662
Level 3—Significant Unobservable Inputs	—
Total	442,939,662

† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2015, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2015 and May 31, 2014 were as follows: tax-exempt income $120 and $123, respectively.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,299,022 during the period ended May 31, 2015.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, the fund was charged $168,646 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $58,036 for transfer agency services and $2,813 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $124.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $41,613 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $2,142 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $10,891 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $186,130, Shareholder Services Plan fees $13,000, custodian fees $14,403, Chief Compliance Officer fees $2,113 and transfer agency fees $10,826, which are offset against an expense reimbursement currently in effect in the amount of $166,100.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $316,045,000 and $195,165,000, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the fund’s financial statements.

NOTE 5—Plan of Reorganization

At a meeting held on May 4, 2015, the Board of the fund and at a meeting held on May 5, 2015, the Board of General Municipal Money Market Funds, Inc., on behalf of General Municipal Money Market Fund (the “Acquiring Fund”), each approved an Agreement and Plans of Reorganization (the “Reorganization”) pursuant to which the fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A shares of the Acquiring Fund equal in value to the assets less liabilities of the fund. It is currently contemplated that shareholders of the fund will be asked to approve the Reorganization on behalf of the fund at a special meeting of shareholders to be held on or about August 25, 2015.The Acquiring Fund’s Class A shares will then be distributed to the fund’s shareholders on a pro rata basis in liquidation of the fund. It is currently contemplated that the Reorganization will become effective on or about November 13, 2015.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Money Market Fund, Inc., including the statement of investments, as of May 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 28, 2015

The Fund 31

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2015 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147
———————
Joni Evans (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 26
———————
Ehud Houminer (74)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 63
———————
Richard C. Leone (75)
Board Member (1980)
Principal Occupation During Past 5Years:
• Senior Fellow (2011-present) and former President (1989-2011) of The Century Foundation
(formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
No. of Portfolios for which Board Member Serves: 26

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Hans C. Mautner (77)
Board Member (1980)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company
(1999-2010)
No. of Portfolios for which Board Member Serves: 26
———————
Robin A. Melvin (51)
Board Member (1995)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Burton N. Wallack (64)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 26
———————
John E. Zuccotti (77)
Board Member (1980)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 26

INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 64

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Arnold S. Hiatt, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

The Fund 37

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2014 and $6,273 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,249 in 2014 and $2,901 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $500 in 2014 and $680 in 2015. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $40,974,357 in 2014 and $20,773,877 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 20, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	July 20, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)